Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Leases1 [Abstract]
Commitment and contingencies
Commitments and contingencies
Operating lease commitments
On October 1, 2016, the Group entered into a lease for a new office space under an operating lease agreement. The lease has a five year fixed term, subject to a one-time cancellation option effective as per September 30, 2019. Effective December 31, 2017, the Group entered into a termination agreement related to a lease entered into on April 1, 2013.
The future minimum lease payments under non-cancellable operating leases that are not accounted for in the statement of financial position were as follows:

	December 31, 2017	December 31, 2016
Within one year	161,110	161,110
Between one and five years	446,051	607,161
Total	607,161	768,271

Office lease expenses of CHF 192,957, CHF 148,039 and CHF 107,450 were booked in 2017, 2016 and 2015, respectively, in the consolidated statement of profit or loss and other comprehensive loss.